Other information (Details 3)	12 Months Ended
Dec. 31, 2018 € / shares $ / shares
Q1
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	13.79
Fair value at grant date FX rate as of grant date	0.82%
Fair value at grant date Per option (EUR) | € / shares	11.24
Share price at grant date (USD)	$ 22.75
Exercise price (USD)	22.75
Expected volatility	0.73%
Expected life (midpoint based)	4.9
Expected dividends
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.60%
Q2
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	22.37
Fair value at grant date FX rate as of grant date	0.86%
Fair value at grant date Per option (EUR) | € / shares	19.23
Share price at grant date (USD)	$ 37.85
Exercise price (USD)	37.85
Expected volatility	0.73%
Expected life (midpoint based)	4.6
Expected dividends
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.70%
Q3
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	19.8
Fair value at grant date FX rate as of grant date	0.86%
Fair value at grant date Per option (EUR) | € / shares	16.96
Share price at grant date (USD)	$ 32.4
Exercise price (USD)	32.4
Expected volatility	0.73%
Expected life (midpoint based)	4.9
Expected dividends
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.80%
Q3
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	20.17
Fair value at grant date FX rate as of grant date	0.85%
Fair value at grant date Per option (EUR) | € / shares	17.15
Share price at grant date (USD)	$ 33.06
Exercise price (USD)	33.06
Expected volatility	0.73%
Expected life (midpoint based)	4.9
Expected dividends
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.00%
Q4
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	13.39
Fair value at grant date FX rate as of grant date	0.88%
Fair value at grant date Per option (EUR) | € / shares	11.75
Share price at grant date (USD)	$ 26.02
Exercise price (USD)	26.02
Expected volatility	0.65%
Expected life (midpoint based)	4
Expected dividends
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.90%